Shareholder Report		6 Months Ended	12 Months Ended
		Apr. 30, 2026 USD ($) Holding	Oct. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Whitehall Funds
Entity Central Index Key		0001004655
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000012166
Shareholder Report [Line Items]
Fund Name		Mid-Cap Growth Fund
Class Name		Investor Shares
Trading Symbol		VMGRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 16
Expense Ratio, Percent	[1]	0.33%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 2,827,000,000
Holdings Count | Holding		49
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,827
Number of Portfolio Holdings	49
Portfolio Turnover Rate	81%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	13.6%
Consumer Discretionary	19.3%
Energy	3.1%
Financials	5.2%
Health Care	6.8%
Industrials	22.9%
Information Technology	24.7%
Real Estate	1.3%
Utilities	2.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012167
Shareholder Report [Line Items]
Fund Name		Selected Value Fund
Class Name		Investor Shares
Trading Symbol		VASVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent	[2]	0.33%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 6,598,000,000
Holdings Count | Holding		126
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,598
Number of Portfolio Holdings	126
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	1.8%
Consumer Discretionary	13.9%
Consumer Staples	3.9%
Energy	3.3%
Financials	27.7%
Health Care	8.9%
Industrials	18.1%
Information Technology	5.0%
Materials	9.0%
Real Estate	5.0%
Other Assets and Liabilities—Net	3.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126408
Shareholder Report [Line Items]
Fund Name		Emerging Markets Government Bond Index Fund
Class Name		ETF Shares
Trading Symbol		VWOB
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[3]	0.15%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 6,478,000,000
Holdings Count | Holding		918
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,478
Number of Portfolio Holdings	918
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	9.0%
Asia	46.6%
Europe	7.3%
North America	17.6%
Oceania	0.0%
South America	17.7%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126407
Shareholder Report [Line Items]
Fund Name		Emerging Markets Government Bond Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VGAVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent	[4]	0.20%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 6,478,000,000
Holdings Count | Holding		918
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,478
Number of Portfolio Holdings	918
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	9.0%
Asia	46.6%
Europe	7.3%
North America	17.6%
Oceania	0.0%
South America	17.7%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126409
Shareholder Report [Line Items]
Fund Name		Emerging Markets Government Bond Index Fund
Class Name		Institutional Shares
Trading Symbol		VGIVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[5]	0.11%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 6,478,000,000
Holdings Count | Holding		918
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$6,478
Number of Portfolio Holdings	918
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	9.0%
Asia	46.6%
Europe	7.3%
North America	17.6%
Oceania	0.0%
South America	17.7%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000133792
Shareholder Report [Line Items]
Fund Name		Global Minimum Volatility Fund
Class Name		Investor Shares
Trading Symbol		VMVFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 11
Expense Ratio, Percent	[6]	0.21%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 1,994,000,000
Holdings Count | Holding		252
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,994
Number of Portfolio Holdings	252
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	17.3%
Europe	16.2%
North America	61.1%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000133791
Shareholder Report [Line Items]
Fund Name		Global Minimum Volatility Fund
Class Name		Admiral™ Shares
Trading Symbol		VMNVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[7]	0.14%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 1,994,000,000
Holdings Count | Holding		252
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,994
Number of Portfolio Holdings	252
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	17.3%
Europe	16.2%
North America	61.1%
Oceania	3.4%
South America	1.2%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163311
Shareholder Report [Line Items]
Fund Name		International Dividend Appreciation Index Fund
Class Name		ETF Shares
Trading Symbol		VIGI
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[8]	0.08%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 9,146,000,000
Holdings Count | Holding		384
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$9,146
Number of Portfolio Holdings	384
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	36.8%
Europe	37.4%
North America	23.3%
Oceania	1.5%
South America	0.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163310
Shareholder Report [Line Items]
Fund Name		International Dividend Appreciation Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VIAAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[9]	0.16%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 9,146,000,000
Holdings Count | Holding		384
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$9,146
Number of Portfolio Holdings	384
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	36.8%
Europe	37.4%
North America	23.3%
Oceania	1.5%
South America	0.0%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163314
Shareholder Report [Line Items]
Fund Name		International High Dividend Yield Index Fund
Class Name		ETF Shares
Trading Symbol		VYMI
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[10]	0.12%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 19,987,000,000
Holdings Count | Holding		1,609
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$19,987
Number of Portfolio Holdings	1,609
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.3%
Asia	34.0%
Europe	43.9%
North America	9.8%
Oceania	7.5%
South America	2.7%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163313
Shareholder Report [Line Items]
Fund Name		International High Dividend Yield Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VIHAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[11]	0.16%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 19,987,000,000
Holdings Count | Holding		1,609
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$19,987
Number of Portfolio Holdings	1,609
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.3%
Asia	34.0%
Europe	43.9%
North America	9.8%
Oceania	7.5%
South America	2.7%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000246320
Shareholder Report [Line Items]
Fund Name		International Dividend Growth Fund
Class Name		Investor Shares
Trading Symbol		VIDGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent	[12]	0.52%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 128,000,000
Holdings Count | Holding		49
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$128
Number of Portfolio Holdings	49
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	21.7%
Europe	62.8%
North America	12.9%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.